Income Taxes - Summary of Reconciliation Between Standard and Effective Income Tax (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation between standard and effective income tax:
Result before tax from continuing operations	€ 1,045	€ 660	€ (391)
Income tax calculated using weighted average applicable statutory tax rates	(187)	(119)	94
Differences due to the effects of:
Non-taxable income	76	44	39
Non-tax-deductible expenses	(9)	(12)	(12)
Changes in tax rate/base	(3)	0	(1)
Different tax rates on overseas earnings	(3)	(4)	(3)
Tax credits	36	41	34
Other taxes	(31)	(9)
Adjustments to prior years	35	(9)	36
Changes in deferred tax assets	10	1	(9)
Non-recognition of deferred tax assets	(61)	(28)	(20)
Tax effect of profit / (losses) from joint ventures and associates	75	110	47
Other	(2)	1	3
Total differences	123	135	115
Income tax benefit / (charge)	€ (65)	€ 16	€ 209